Warrant Liabilities (Details) - Seaport Global Acquisition Corp - $ / shares	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Public Warrants exercisable term from the closing of the Business Combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Warrant term	5 years
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Threshold business days before sending notice of redemption to warrant holders	30 days
Share price	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Adjustment of redemption price of stock based on market value and newly issued price 1 (as a percent)	180.00%
Public Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant		$ 11.50
Public Warrants exercisable term from the closing of the Business Combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		12 months
Period of time within which registration statement is expected to become effective		60 days
Warrant term		5 years
Share price		$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%
Adjustment of redemption price of stock based on market value and newly issued price 1 (as a percent)		180.00%
Private Placement Warrants
Class of Warrant or Right [Line Items]
Restrictions on transfer period of time after business combination completion		30 days